Nature of Operations and Going Concern (Schedule of Assets and Liabilities from Discontinued Operations) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Accounts receivable, net		$ 239,671	$ 215,099
Liabilities
Net liabilities from discontinued operations	125,132	226,430	719,107
Discontinued operations [Member]
Assets
Cash and cash equivalents		67,750
Accounts receivable, net	171,831	322,026
Other current assets	11,916	3,438
Net assets from discontinued operations	183,747	393,214
Liabilities
Accounts payable	1,178	1,178
Accrued expenses	123,954	185,395
Deferred revenue		39,857
Net liabilities from discontinued operations	$ 125,132	$ 226,430